Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	¥ (26,465)	¥ (127,367)
Amortization of prior service cost	(19,601)	(26,811)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	17,681	47,540
Amortization of net actuarial loss	(16,624)	(11,936)	(26,779)
Amortization of transition obligation	(169)	(169)	(134)
Accrued past service liability	173	(31)
Amortization of prior service cost	15,738	22,279
Other	3,146	1,169
Total	19,945	58,852
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	9,199	80,396
Amortization of net actuarial loss	(17,232)	(12,488)	(18,869)
Amortization of prior service cost	3,857	4,526
Other	4	91
Total	¥ (4,172)	¥ 72,525